Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	$ 0
Assessment of FVLCD in excess of carrying value	$ 3,700,000,000
Post-tax real discount rate	8.00%
Expected percentage reduction in copper and gold price	15.00%
Total project cost	$ 5,300,000,000
Reduction in recoverable project cost per each incremental month of delay	$ 100,000,000
Expected revised rate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate		10.40%